Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Cash Flows of the Parent Company (Details) - Parent company - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (5,588)	¥ (1,987)	¥ (170,915)
Net cash generated from investing activities	6,468	0	0
Net cash generated from financing activities	0	2,034	170,883
Net (decrease)/increase in cash and cash equivalents	880	47	(32)
Cash and cash equivalents at beginning of the year	99	52	84
Cash and cash equivalents at end of the year	¥ 979	¥ 99	¥ 52